UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00042

DWS Portfolio Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  1/31

Date of reporting period:  4/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2013 (Unaudited)

DWS Core Plus Income Fund
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 39.4%
Consumer Discretionary 3.1%
313 Group, Inc., 144A, 6.375%, 12/1/2019		35,000	35,263
AMC Entertainment, Inc., 8.75%, 6/1/2019		275,000	302,844
Arcelik AS, 144A, 5.0%, 4/3/2023		500,000	513,750
Avis Budget Car Rental LLC, 144A, 5.5%, 4/1/2023		35,000	36,094
BC Mountain LLC, 144A, 7.0%, 2/1/2021		30,000	32,250
Boyd Gaming Corp., 144A, 9.0%, 7/1/2020 (b)		25,000	27,250
British Sky Broadcasting Group PLC, 144A, 3.125%, 11/26/2022		550,000	556,816
Caesar's Entertainment Operating Co., Inc., 8.5%, 2/15/2020		475,000	458,375
CCO Holdings LLC:
5.25%, 9/30/2022		140,000	142,625
5.75%, 1/15/2024 (c)		40,000	41,650
6.5%, 4/30/2021		405,000	439,425
CDR DB Sub, Inc., 144A, 7.75%, 10/15/2020		40,000	41,950
Cequel Communications Holdings I LLC, 144A, 6.375%, 9/15/2020		195,000	207,675
Clear Channel Communications, Inc., 144A, 11.25%, 3/1/2021		45,000	47,700
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 6.5%, 11/15/2022		40,000	42,500
Series B, 144A, 6.5%, 11/15/2022		60,000	64,350
Series B, 7.625%, 3/15/2020		185,000	199,337
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		5,000	5,094
Columbus International, Inc., 144A, 11.5%, 11/20/2014		200,000	222,500
Cox Communications, Inc., 144A, 3.25%, 12/15/2022		170,000	176,043
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		20,000	20,400
Delphi Corp., 5.0%, 2/15/2023		45,000	48,712
DIRECTV Holdings LLC, 2.4%, 3/15/2017		1,750,000	1,811,077
DISH DBS Corp., 7.875%, 9/1/2019		235,000	267,900
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020		65,000	65,812
Hertz Corp., 6.75%, 4/15/2019		190,000	210,425
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		40,000	43,150
Macy's Retail Holdings, Inc., 3.875%, 1/15/2022		500,000	535,331
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		25,000	26,000
Mediacom Broadband LLC, 6.375%, 4/1/2023		25,000	26,250
Mediacom LLC, 9.125%, 8/15/2019		225,000	251,437
MGM Resorts International:
6.625%, 12/15/2021		105,000	114,056
144A, 6.75%, 10/1/2020		30,000	32,925
8.625%, 2/1/2019		270,000	319,950
Norcraft Companies LP, 10.5%, 12/15/2015		350,000	366,625
Petco Holdings, Inc., 144A, 8.5%, 10/15/2017 (PIK)		20,000	20,875
Quebecor Media, Inc., 144A, 5.75%, 1/15/2023		35,000	36,488
Regal Entertainment Group, 5.75%, 2/1/2025		10,000	10,075
Rent-A-Center, Inc., 144A, 4.75%, 5/1/2021		25,000	25,188
SACI Falabella, 144A, 3.75%, 4/30/2023		500,000	501,000
Servicios Corporativos Javer SAPI de CV, 144A, 9.875%, 4/6/2021 (b)		150,000	130,500
Starz LLC, 144A, 5.0%, 9/15/2019		30,000	31,313
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		45,000	46,012
Unitymedia Hessen GmbH & Co., KG, 144A, 7.5%, 3/15/2019	EUR	280,000	403,777
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	75,000	111,340
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		35,000	39,113

			9,089,222
Consumer Staples 1.7%
Agrokor DD, 144A, 8.875%, 2/1/2020		250,000	279,250
Alicorp SAA, 144A, 3.875%, 3/20/2023		750,000	751,875
Anadolu Efes Biracilik Ve Malt Sanayii AS, 144A, 3.375%, 11/1/2022		250,000	245,625
Cencosud SA, 144A, 5.5%, 1/20/2021		400,000	434,071
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021		35,000	37,537
ConAgra Foods, Inc., 3.25%, 9/15/2022		585,000	600,466
Constellation Brands, Inc.:
3.75%, 5/1/2021 (c)		45,000	45,000
4.25%, 5/1/2023 (c)		65,000	65,000
Controladora Mabe SA de CV, 144A, 7.875%, 10/28/2019		600,000	700,500
Del Monte Corp., 7.625%, 2/15/2019		65,000	69,306
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		275,000	303,875
MHP SA, 144A, 8.25%, 4/2/2020		500,000	493,682
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022		200,000	247,000
Mriya Agro Holding PLC, 144A, 9.45%, 4/19/2018		200,000	196,500
Pilgrim's Pride Corp., 7.875%, 12/15/2018		290,000	314,650
Smithfield Foods, Inc., 6.625%, 8/15/2022		70,000	77,700
Sun Products Corp., 144A, 7.75%, 3/15/2021		60,000	61,950
Tops Holding Corp., 144A, 8.875%, 12/15/2017		15,000	16,744

			4,940,731
Energy 4.2%
Access Midstream Partners LP, 4.875%, 5/15/2023		45,000	46,463
Afren PLC, 144A, 10.25%, 4/8/2019		200,000	238,500
Berry Petroleum Co.:
6.375%, 9/15/2022		35,000	37,406
6.75%, 11/1/2020		35,000	38,063
BreitBurn Energy Partners LP, 7.875%, 4/15/2022		30,000	33,000
Chaparral Energy, Inc.:
7.625%, 11/15/2022		20,000	22,100
144A, 7.625%, 11/15/2022		40,000	43,800
Chesapeake Energy Corp., 5.75%, 3/15/2023 (b)		15,000	16,275
Continental Resources, Inc.:
144A, 4.5%, 4/15/2023		10,000	10,663
5.0%, 9/15/2022		30,000	32,625
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		1,400,000	1,849,147
DCP Midstream Operating LP, 3.875%, 3/15/2023		500,000	512,362
Denbury Resources, Inc., 4.625%, 7/15/2023		85,000	85,850
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		105,000	113,137
Enterprise Products Operating LLC:
3.35%, 3/15/2023 (b)		600,000	626,366
6.125%, 10/15/2039		1,190,000	1,455,114
EP Energy LLC, 7.75%, 9/1/2022 (b)		70,000	80,325
EPE Holdings LLC, 144A, 8.125%, 12/15/2017 (PIK) (b)		75,000	79,875
FMC Technologies, Inc., 3.45%, 10/1/2022		500,000	514,874
Halcon Resources Corp.:
144A, 8.875%, 5/15/2021		95,000	101,887
144A, 9.75%, 7/15/2020		40,000	43,700
KazMunayGas National Co. JSC, 144A, 5.75%, 4/30/2043		400,000	407,138
Kodiak Oil & Gas Corp., 144A, 5.5%, 1/15/2021		40,000	42,200
Linn Energy LLC, 144A, 6.25%, 11/1/2019		385,000	402,325
MEG Energy Corp., 144A, 6.375%, 1/30/2023		105,000	110,775
Memorial Production Partners LP, 144A, 7.625%, 5/1/2021		65,000	66,300
Midstates Petroleum Co., Inc., 144A, 10.75%, 10/1/2020		35,000	38,500

Oasis Petroleum, Inc.:
6.5%, 11/1/2021		195,000	214,500
6.875%, 1/15/2023		25,000	27,750
Offshore Group Investment Ltd.:
144A, 7.125%, 4/1/2023		70,000	72,800
144A, 7.5%, 11/1/2019 (b)		95,000	102,362
ONEOK Partners LP, 6.15%, 10/1/2016		1,205,000	1,391,586
Pacific Rubiales Energy Corp., 144A, 5.125%, 3/28/2023		200,000	206,000
Petroleos de Venezuela SA:
Series 2014, 4.9%, 10/28/2014		250,000	241,000
144A, 8.5%, 11/2/2017		500,000	483,750
Plains Exploration & Production Co.:
6.75%, 2/1/2022		45,000	50,850
6.875%, 2/15/2023		85,000	96,794
PT Pertamina Persero, 144A, 6.5%, 5/27/2041		500,000	566,250
Quicksilver Resources, Inc., 11.75%, 1/1/2016		190,000	203,062
Range Resources Corp., 144A, 5.0%, 3/15/2023		15,000	15,975
Regency Energy Partners LP, 144A, 4.5%, 11/1/2023		20,000	20,700
Sabine Pass Liquefaction LLC, 144A, 5.625%, 2/1/2021		120,000	124,200
SandRidge Energy, Inc., 7.5%, 3/15/2021		135,000	140,062
Shelf Drilling Holdings Ltd., 144A, 8.625%, 11/1/2018		50,000	53,500
Swift Energy Co., 7.875%, 3/1/2022		15,000	15,638
Talos Production LLC, 144A, 9.75%, 2/15/2018		65,000	64,025
Tesoro Corp.:
4.25%, 10/1/2017 (b)		35,000	36,838
5.375%, 10/1/2022		25,000	26,625
Transocean, Inc., 3.8%, 10/15/2022		920,000	933,508
Transportadora de Gas Internacional SA ESP, 144A, 5.7%, 3/20/2022		200,000	220,500

			12,357,045
Financials 17.0%
Akbank TAS, 144A, 5.0%, 10/24/2022		250,000	266,250
Ally Financial, Inc., 6.25%, 12/1/2017		400,000	453,964
Alphabet Holding Co., Inc., 144A, 7.75%, 11/1/2017 (PIK)		35,000	36,575
American International Group, Inc., 4.875%, 6/1/2022 (b)		800,000	921,499
American Tower Corp., (REIT), 3.5%, 1/31/2023		570,000	575,843
Anglo American Capital PLC, 144A, 4.125%, 9/27/2022		1,000,000	1,045,180
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		55,000	60,638
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		55,000	56,925
Atlantic Finance Ltd., 144A, 10.75%, 5/27/2014		500,000	542,017
Banco de Credito del Peru, 144A, 4.25%, 4/1/2023		500,000	501,750
Banco de Credito e Inversiones, 144A, 4.0%, 2/11/2023		500,000	502,995
Banco Santander Brasil SA, 144A, 4.625%, 2/13/2017		500,000	532,500
Bancolombia SA:
5.125%, 9/11/2022 (b)		500,000	510,750
5.95%, 6/3/2021		1,000,000	1,127,500
Bangkok Bank PCL, 144A, 3.875%, 9/27/2022		250,000	258,970
Bank of America Corp., 3.3%, 1/11/2023		670,000	678,595
Barclays Bank PLC, 7.625%, 11/21/2022 (b)		1,490,000	1,519,800
BBVA Bancomer SA:
144A, 6.5%, 3/10/2021		300,000	342,000
144A, 6.75%, 9/30/2022		300,000	345,000
BNP Paribas SA, 3.25%, 3/3/2023		1,115,000	1,123,865
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		70,000	75,600
BPCE SA, 1.7%, 4/25/2016		665,000	665,160
Braskem America Finance Co., 144A, 7.125%, 7/22/2041		500,000	531,250
Caesar's Operating Escrow LLC, 144A, 9.0%, 2/15/2020		45,000	44,325
CIT Group, Inc., 4.25%, 8/15/2017		705,000	747,300
CNA Financial Corp., 5.75%, 8/15/2021		1,000,000	1,195,864
CNH Capital LLC, 144A, 3.625%, 4/15/2018		65,000	66,138
CNPC General Capital Ltd., 144A, 3.4%, 4/16/2023 (b)		750,000	757,899
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/2022		875,000	901,981
Country Garden Holdings Co., Ltd., 144A, 7.5%, 1/10/2023		750,000	781,875
Development Bank of Kazakhstan JSC:
144A, 5.5%, 12/20/2015		250,000	267,500
Series 3, 6.5%, 6/3/2020		500,000	563,750
E*TRADE Financial Corp.:
6.375%, 11/15/2019		95,000	102,125
6.75%, 6/1/2016		510,000	552,075
Ford Motor Credit Co., LLC:
3.0%, 6/12/2017		1,290,000	1,337,103
4.25%, 9/20/2022 (b)		410,000	433,554
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.875%, 1/31/2022		23,000	26,335
General Electric Capital Corp., 3.1%, 1/9/2023		1,000,000	1,014,638
Hartford Financial Services Group, Inc.:
4.3%, 4/15/2043		1,020,000	1,016,236
6.0%, 1/15/2019		117,000	141,472
Hawk Acquisition Sub, Inc., 144A, 4.25%, 10/15/2020		315,000	318,937
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		190,000	198,075
8.875%, 2/1/2018		105,000	111,300
Host Hotels & Resorts LP, Series D, (REIT), 3.75%, 10/15/2023		735,000	749,700
ING Bank NV, 144A, 2.0%, 9/25/2015		2,190,000	2,227,011
International Lease Finance Corp.:
3.875%, 4/15/2018		70,000	71,050
4.625%, 4/15/2021		60,000	61,050
6.25%, 5/15/2019		10,000	11,213
8.75%, 3/15/2017		200,000	240,500
Intesa Sanpaolo SpA, 3.875%, 1/16/2018		1,495,000	1,496,017
Jefferies Group LLC, 5.125%, 1/20/2023 (b)		500,000	542,571
JPMorgan Chase & Co., 5.125%, 9/15/2014		1,900,000	2,013,037
Level 3 Financing, Inc., 144A, 7.0%, 6/1/2020		410,000	433,575
Lukoil International Finance BV, 144A, 6.125%, 11/9/2020		500,000	572,500
Macquarie Bank Ltd., 144A, 3.45%, 7/27/2015		525,000	547,264
Mallinckrodt International Finance SA, 144A, 4.75%, 4/15/2023		740,000	762,169
Metalloinvest Finance Ltd., 144A, 6.5%, 7/21/2016		250,000	264,375
Mizuho Corporate Bank Ltd., 144A, 2.95%, 10/17/2022		2,000,000	1,999,700
Morgan Stanley, 3.75%, 2/25/2023		1,040,000	1,079,358
Neuberger Berman Group LLC, 144A, 5.875%, 3/15/2022		385,000	412,912
Nielsen Finance LLC, 144A, 4.5%, 10/1/2020		25,000	25,531
Nordea Bank AB, 144A, 4.25%, 9/21/2022		940,000	990,309
Odebrecht Finance Ltd., 144A, 7.125%, 6/26/2042		500,000	572,500
PNC Bank NA, 6.875%, 4/1/2018		700,000	868,929
Qtel International Finance Ltd., 144A, 3.25%, 2/21/2023		250,000	246,875
RCI Banque SA, 144A, 3.5%, 4/3/2018		1,500,000	1,516,339
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		65,000	68,088
7.125%, 4/15/2019		690,000	743,475
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		575,000	653,344
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		35,000	37,406
Sky Growth Acquisition Corp., 144A, 7.375%, 10/15/2020		30,000	32,025
SLM Corp., 5.5%, 1/25/2023 (b)		1,140,000	1,141,000
The Goldman Sachs Group, Inc., 6.0%, 6/15/2020		1,500,000	1,807,182
Tronox Finance LLC, 144A, 6.375%, 8/15/2020		40,000	39,900
Turkiye Garanti Bankasi AS, 144A, 5.25%, 9/13/2022		500,000	543,750
Turkiye Halk Bankasi AS, 144A, 4.875%, 7/19/2017		200,000	213,400
Turkiye Is Bankasi, 144A, 6.0%, 10/24/2022		500,000	546,250
Turkiye Vakiflar Bankasi Tao, 144A, 6.0%, 11/1/2022 (b)		750,000	792,187
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		250,000	271,875
Vale Overseas Ltd., 8.25%, 1/17/2034		500,000	666,226
Ventas Realty LP, (REIT), 2.7%, 4/1/2020		660,000	670,693
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		35,000	36,663
WMG Acquisition Corp., 144A, 6.0%, 1/15/2021		15,000	16,050
Xstrata Finance Canada Ltd., 144A, 4.0%, 10/25/2022		870,000	882,002

			50,119,109
Health Care 1.1%
Agilent Technologies, Inc., 3.2%, 10/1/2022		500,000	502,970
Biomet, Inc.:
144A, 6.5%, 8/1/2020		55,000	59,950
144A, 6.5%, 10/1/2020		15,000	15,675
Community Health Systems, Inc., 7.125%, 7/15/2020		310,000	346,425
HCA, Inc.:
6.5%, 2/15/2020		600,000	693,000
7.5%, 2/15/2022		495,000	591,525
IMS Health, Inc., 144A, 6.0%, 11/1/2020		40,000	42,800
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022		440,000	453,125
Tenet Healthcare Corp.:
144A, 4.5%, 4/1/2021		10,000	10,200
6.25%, 11/1/2018		155,000	174,763
Zoetis, Inc., 144A, 3.25%, 2/1/2023		320,000	328,564

			3,218,997
Industrials 1.4%
Accuride Corp., 9.5%, 8/1/2018		10,000	10,363
Aeropuertos Dominicanos Siglo XXI SA, 144A, 9.25%, 11/13/2019		500,000	542,500
Air Lease Corp., 4.75%, 3/1/2020		50,000	51,750
Andrade Gutierrez International SA, 144A, 4.0%, 4/30/2018		250,000	250,625
BE Aerospace, Inc., 6.875%, 10/1/2020		130,000	145,925
Belden, Inc., 144A, 5.5%, 9/1/2022		60,000	61,800
Bombardier, Inc., 144A, 5.75%, 3/15/2022		430,000	459,562
Clean Harbors, Inc., 144A, 5.125%, 6/1/2021		45,000	47,137
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		25,000	25,250
Ferreycorp SAA, 144A, 4.875%, 4/26/2020		200,000	201,492
FTI Consulting, Inc., 144A, 6.0%, 11/15/2022		35,000	37,362
GenCorp, Inc., 144A, 7.125%, 3/15/2021		130,000	140,075
Georgian Railway JSC, 144A, 7.75%, 7/11/2022		250,000	290,625
Grupo KUO SAB de CV, 144A, 6.25%, 12/4/2022		500,000	542,500
Huntington Ingalls Industries, Inc., 6.875%, 3/15/2018		375,000	414,844
Iron Mountain, Inc., 5.75%, 8/15/2024		40,000	41,200
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		70,000	73,675
Meritor, Inc., 8.125%, 9/15/2015		15,000	16,200
Navios Maritime Holdings, Inc., 8.875%, 11/1/2017		40,000	42,050
Navios South American Logistics, Inc., 144A, 9.25%, 4/15/2019		10,000	10,925
Owens Corning, Inc., 4.2%, 12/15/2022		310,000	327,069
Ply Gem Industries, Inc., 9.375%, 4/15/2017		30,000	33,113
TransDigm, Inc., 7.75%, 12/15/2018		60,000	66,450
United Rentals North America, Inc.:
5.75%, 7/15/2018		60,000	65,400
6.125%, 6/15/2023		10,000	10,775
7.625%, 4/15/2022		215,000	246,712
Watco Companies LLC, 144A, 6.375%, 4/1/2023		25,000	26,063

			4,181,442
Information Technology 1.7%
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		40,000	41,700
CDW LLC, 8.5%, 4/1/2019		415,000	465,319
CyrusOne LP, 144A, 6.375%, 11/15/2022		15,000	15,975
Equinix, Inc.:
5.375%, 4/1/2023		120,000	125,700
7.0%, 7/15/2021		365,000	413,362
First Data Corp.:
144A, 6.75%, 11/1/2020		255,000	273,488
144A, 7.375%, 6/15/2019		495,000	538,312
144A, 10.625%, 6/15/2021		70,000	72,013
144A, 11.25%, 1/15/2021		45,000	47,025
Fiserv, Inc., 3.5%, 10/1/2022		1,190,000	1,212,942
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		210,000	231,000
Hewlett-Packard Co., 3.3%, 12/9/2016		1,210,000	1,262,729
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		40,000	44,500
7.625%, 6/15/2021		130,000	149,175
IAC/InterActiveCorp., 144A, 4.75%, 12/15/2022		35,000	35,175
VeriSign, Inc., 144A, 4.625%, 5/1/2023		35,000	35,875

			4,964,290
Materials 3.1%
Alpek SA de CV, 144A, 4.5%, 11/20/2022		200,000	208,750
ArcelorMittal, 6.125%, 6/1/2018 (b)		1,000,000	1,095,394
Ashland, Inc., 144A, 3.875%, 4/15/2018		25,000	25,750
Axiall Corp., 144A, 4.875%, 5/15/2023		10,000	10,450
Barrick Gold Corp., 144A, 2.5%, 5/1/2018		350,000	351,671
Bluescope Steel Ltd., 144A, 7.125%, 5/1/2018		25,000	25,750
Cemex SAB de CV, 144A, 9.0%, 1/11/2018		200,000	218,000
Corp Nacional del Cobre de Chile, 144A, 7.5%, 1/15/2019		500,000	635,432
Dow Chemical Co., 5.25%, 11/15/2041		350,000	395,689
Eagle Spinco, Inc., 144A, 4.625%, 2/15/2021		20,000	21,000
Evraz Group SA, 144A, 7.4%, 4/24/2017		250,000	263,750
FMG Resources (August 2006) Pty Ltd., 144A, 6.0%, 4/1/2017 (b)		970,000	1,008,800
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022		1,320,000	1,320,450
Huntsman International LLC:
4.875%, 11/15/2020		40,000	41,900
8.625%, 3/15/2021		170,000	195,500
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		40,000	37,800
Inmet Mining Corp.:
144A, 7.5%, 6/1/2021		95,000	99,275
144A, 8.75%, 6/1/2020		60,000	64,800
Novelis, Inc., 8.75%, 12/15/2020		655,000	743,425
Polymer Group, Inc., 7.75%, 2/1/2019		170,000	186,788
PolyOne Corp., 144A, 5.25%, 3/15/2023		100,000	105,500
Polyus Gold International Ltd., 144A, 5.625%, 4/29/2020		200,000	204,465
Samarco Mineracao SA, 144A, 4.125%, 11/1/2022		500,000	490,625
Sealed Air Corp., 144A, 5.25%, 4/1/2023		10,000	10,350
Southern Copper Corp., 5.25%, 11/8/2042		1,000,000	963,418
Votorantim Overseas IV, 144A, 7.75%, 6/24/2020		250,000	305,000

			9,029,732
Telecommunication Services 3.8%
America Movil SAB de CV, Series 12, 6.45%, 12/5/2022	MXN	5,000,000	447,646
CC Holdings GS V LLC, 144A, 3.849%, 4/15/2023		490,000	505,298
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		15,000	16,015
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		540,000	579,150
8.75%, 3/15/2018 (b)		240,000	244,800
Cricket Communications, Inc., 7.75%, 10/15/2020		495,000	503,662
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		155,000	171,663
Digicel Ltd., 144A, 8.25%, 9/1/2017		1,005,000	1,057,762
Frontier Communications Corp.:
7.125%, 1/15/2023 (b)		285,000	294,975
7.625%, 4/15/2024		20,000	20,850
8.5%, 4/15/2020 (b)		715,000	822,250
Intelsat Jackson Holdings SA, 7.5%, 4/1/2021		680,000	766,700
Intelsat Luxembourg SA:
144A, 7.75%, 6/1/2021		110,000	116,050
144A, 8.125%, 6/1/2023		15,000	15,975
11.25%, 2/4/2017		231,000	246,015
Level 3 Communications, Inc., 144A, 8.875%, 6/1/2019 (b)		190,000	209,950
MetroPCS Wireless, Inc., 6.625%, 11/15/2020		445,000	481,712
SBA Communications Corp., 144A, 5.625%, 10/1/2019		35,000	36,838
Sprint Nextel Corp.:
6.0%, 12/1/2016		735,000	797,475
6.0%, 11/15/2022 (b)		60,000	62,550
8.375%, 8/15/2017		150,000	174,750
Telefonica Emisiones SAU, 4.57%, 4/27/2023		1,550,000	1,590,644
Telemar Norte Leste SA, 144A, 5.5%, 10/23/2020		500,000	525,000
tw telecom holdings, Inc., 5.375%, 10/1/2022		40,000	41,900
VimpelCom Holdings BV, 144A, 5.95%, 2/13/2023		500,000	507,500
Windstream Corp.:
6.375%, 8/1/2023 (b)		45,000	46,575
7.5%, 6/1/2022		25,000	27,563
7.5%, 4/1/2023		15,000	16,350
7.75%, 10/15/2020 (b)		855,000	938,362
7.75%, 10/1/2021		55,000	60,775

			11,326,755
Utilities 2.3%
AES Corp.:
4.875%, 5/15/2023		15,000	15,300
8.0%, 10/15/2017		50,000	59,875
American Electric Power Co., Inc., Series F, 2.95%, 12/15/2022		710,000	717,412
Calpine Corp.:
144A, 7.5%, 2/15/2021		535,000	604,550
144A, 7.875%, 7/31/2020		30,000	33,975
DTE Energy Co., 7.625%, 5/15/2014		420,000	449,229
Dubai Electricity & Water Authority, 144A, 7.375%, 10/21/2020		250,000	307,813
Electricite de France SA, 144A, 5.25%, 1/29/2049		400,000	402,348
Energy Future Competitive Holdings Co., 7.48%, 1/1/2017		62,003	57,599
GDF Suez, 144A, 2.875%, 10/10/2022 (b)		1,500,000	1,518,990
Mexico Generadora de Energia S de rl, 144A, 5.5%, 12/6/2032		1,000,000	1,077,500
NRG Energy, Inc., 8.25%, 9/1/2020		330,000	375,375
PPL Energy Supply LLC, 4.6%, 12/15/2021		750,000	809,439
Transportadora de Gas del Peru SA, 144A, 4.25%, 4/30/2028		500,000	499,500

			6,928,905

Total Corporate Bonds (Cost $111,941,594)			116,156,228
Mortgage-Backed Securities Pass-Throughs 32.0%
Federal Home Loan Mortgage Corp., 3.5%, 4/1/2042		13,954,794	14,933,809
Federal National Mortgage Association:
2.5%, 7/1/2027 (c)		26,500,000	27,709,062
2.643% **, 8/1/2037		441,192	473,616
3.5%, 12/1/2041 (c)		30,000,000	31,927,149
4.0%, 9/1/2040		6,387,393	6,905,562
5.0%, 8/1/2020		277,954	298,182
5.5%, with various maturities from 12/1/2032 until 2/1/2035		2,959,448	3,258,334
6.0%, with various maturities from 9/1/2036 until 2/1/2037		2,001,934	2,189,039
6.5%, with various maturities from 9/1/2016 until 6/1/2017		252,047	272,123
8.0%, 9/1/2015		55,127	57,916
Government National Mortgage Association:
3.0%, 9/1/2042 (c)		5,000,000	5,302,656
3.5%, 8/20/2042		972,661	1,057,769

Total Mortgage-Backed Securities Pass-Throughs (Cost $92,855,496)			94,385,217
Asset-Backed 1.1%
Credit Card Receivables 0.9%
Citibank Omni Master Trust, "A14", Series 2009-A14A, 144A, 2.949% **, 8/15/2018		2,600,000	2,683,325
Miscellaneous 0.2%
ARES CLO Ltd., "D", Series 2012-3A, 144A, 4.958% **, 1/17/2024		500,000	504,510

Total Asset-Backed (Cost $3,217,703)			3,187,835
Commercial Mortgage-Backed Securities 4.8%
Banc of America Large Loan, Inc., "HLTN", Series 2010-HLTN, 144A, 2.499% **, 11/15/2015		2,881,866	2,904,145
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007- PW16, 5.714% **, 6/11/2040		400,000	467,061
Commercial Mortgage Trust, "A4", Series 2007-GG9, 5.444%, 3/10/2039		3,000,000	3,428,811
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.199% **, 3/15/2018		325,000	326,170
JPMorgan Chase Commercial Mortgage Securities Corp.:
"C", Series 2012-HSBC, 144A, 4.021%, 7/5/2032		265,000	280,070
"A4", Series 2007-C1, 5.716%, 2/15/2051		1,375,000	1,598,186
"F", Series 2007-LD11, 5.814% **, 6/15/2049 *		1,660,000	80,743
"H", Series 2007-LD11, 144A, 5.814% **, 6/15/2049 *		2,910,000	47,491
"J", Series 2007-LD11, 144A, 5.814% **, 6/15/2049 *		1,000,000	15,000
"K", Series 2007-LD11, 144A, 5.814% **, 6/15/2049 *		2,380,000	23,800
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858% **, 7/15/2040		2,875,000	3,302,012
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 5.85% **, 6/12/2050		1,560,655	1,678,689

Total Commercial Mortgage-Backed Securities (Cost $19,608,665)			14,152,178
Collateralized Mortgage Obligations 9.0%
Credit Suisse First Boston Mortgage Securities Corp., "10A3", Series 2005-10, 6.0%, 11/25/2035		384,493	277,686
Federal Home Loan Mortgage Corp.:
"KO", Series 4180, Principal Only, Zero Coupon, 1/15/2043		1,000,000	822,865
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		2,656,711	300,999
"ZB", Series 4183, 3.0%, 3/15/2043		2,506,250	2,433,935
"ME", Series 4146, 3.5%, 12/15/2042		845,000	884,320
"JS", Series 3572, Interest Only, 6.601% ***, 9/15/2039		1,844,313	338,861
Federal National Mortgage Association:
"HZ", Series 2013-31, 3.0%, 2/25/2043		2,984,765	3,056,279
"BE", Series 2013-13, 4.0%, 3/25/2043		1,403,000	1,559,912
"SI", Series 2007-23, Interest Only, 6.57% ***, 3/25/2037		795,754	150,127
Government National Mortgage Association:
"AO", Serires 2013-10, Principal Only, Zero Coupon, 1/20/2043		2,526,082	2,179,278
"FT", Series 2012-77, 1.199% **, 7/20/2039		1,156,660	1,188,107
"BL", Series 2013-19, 2.5%, 2/20/2043		1,120,820	1,114,038
"DI", Series 2012-102, Interest Only, 2.5%, 8/20/2027		4,647,893	481,465
"HX", Series 2012-91, 3.0%, 9/20/2040		2,619,864	2,709,245
"HZ", Series 2012-56, 3.5%, 6/20/2040		897,578	938,736
"AI", Series 2011-94, Interest Only, 4.5%, 1/20/2039		5,531,259	467,558
"BP", Series 2011-35, 4.5%, 3/16/2041		771,202	899,882
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		4,510,071	458,534
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040		3,473,868	390,535
"GI", Series 2010-89, Interest Only, 4.5%, 5/20/2039		3,136,297	565,671
"PD", Series 2011-25, 4.5%, 10/16/2039		4,000,000	4,338,348
"IM", Series 2010-87, Interest Only, 4.75%, 3/20/2036		2,440,348	116,239
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		944,849	136,120
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		3,118,542	455,124
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		750,740	121,845

Total Collateralized Mortgage Obligations (Cost $26,472,963)			26,385,709
Government & Agency Obligations 23.2%
Sovereign Bonds 2.7%
Government of Japan, Series 144, 1.5%, 3/20/2033	JPY	257,000,000	2,645,448
Government of Ukraine, 144A, 6.58%, 11/21/2016		250,000	243,750
Republic of Croatia, 144A, 6.25%, 4/27/2017		500,000	550,170
Republic of Hungary, 7.625%, 3/29/2041		250,000	293,437
Republic of South Africa, 5.5%, 3/9/2020		500,000	588,750
Republic of Turkey:
3.25%, 3/23/2023		250,000	246,563
7.1%, 3/8/2023	TRY	500,000	298,006
Russian Federation:
Series 6204, 7.5%, 3/15/2018	RUB	8,000,000	273,654
Series 6207, 8.15%, 2/3/2027	RUB	16,000,000	581,482
United Mexican States, 4.75%, 3/8/2044		1,500,000	1,659,750
Vnesheconombank, 144A, 6.025%, 7/5/2022		500,000	566,875

			7,947,885
U.S. Government Sponsored Agency 0.9%
Federal National Mortgage Association, 3.0%, 11/15/2027		2,750,000	2,758,825
U.S. Treasury Obligations 19.6%
U.S. Treasury Bill, 0.1% ****, 9/5/2013 (d)		750,000	749,848
U.S. Treasury Bonds:
3.5%, 2/15/2039		4,750,000	5,380,857
3.75%, 8/15/2041		3,000,000	3,538,593
4.75%, 2/15/2037		7,800,000	10,645,783
U.S. Treasury Notes:
1.0%, 1/15/2014 (e)		10,620,000	10,685,961
1.0%, 8/31/2016		21,000,000	21,434,763
1.5%, 7/31/2016		4,000,000	4,147,500
1.625%, 11/15/2022		1,000,000	998,594

			57,581,899

Total Government & Agency Obligations (Cost $65,664,641)			68,288,609
Loan Participations and Assignments 1.6%
Sovereign Loans
Gazprom Neft OAO, 144A, 4.375%, 9/19/2022		500,000	500,625
National JSC Naftogaz of Ukraine, 9.5%, 9/30/2014		250,000	259,275
PKO Finance AB, 144A, 4.63%, 9/26/2022		500,000	529,500
Russian Railways, 5.739%, 4/3/2017		1,000,000	1,105,000
Sberbank of Russia, 144A, 6.125%, 2/7/2022		250,000	285,313
Severstal OAO, 144A, 5.9%, 10/17/2022		500,000	496,350
TMK OAO, 144A, 6.75%, 4/3/2020		500,000	492,500
Uralkali OJSC, 144A, 3.723%, 4/30/2018		200,000	200,500
VTB Bank OJSC:
144A, 6.0%, 4/12/2017		500,000	543,125
144A, 6.95%, 10/17/2022		400,000	424,000

Total Loan Participations and Assignments (Cost $4,809,385)			4,836,188
Municipal Bonds and Notes 2.8%
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018		3,099,398	3,271,910
Oklahoma, University Revenues, Health Science Center, Series B, 6.634%, 7/1/2024		2,365,000	3,093,917
Port Authority of New York & New Jersey, One Hundred Fiftieth Series:
4.5%, 9/15/2015		885,000	961,004
4.875%, 9/15/2017		315,000	359,900
Virgin Islands, Port Authority Marine Revenue, Series B, 5.08%, 9/1/2013, INS: AGMC		400,000	401,956

Total Municipal Bonds and Notes (Cost $7,032,231)			8,088,687
		Shares	Value ($)

Preferred Stock 0.0%
Financials
Ally Financial, Inc., 144A, 7.0% (Cost $29,156)		30	29,607
		Contracts	Value ($)

Call Options Purchased 0.0%
Options on Exchange-Traded Futures Contracts
10 Year U.S. Treasury Note Future, Expiration Date 5/24/2013, Strike Price $133.5, (Cost $12,100)		86	36,281
		Shares	Value ($)

Securities Lending Collateral 4.5%
Daily Assets Fund Institutional, 0.13% (f) (g) (Cost $13,345,803)		13,345,803	13,345,803
Cash Equivalents 9.4%
Central Cash Management Fund, 0.10% (f)		25,751,039	25,751,039
DWS Variable NAV Money Fund 0.23% (f)		199,980	2,000,000

Total Cash Equivalents (Cost $27,751,039)			27,751,039
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $372,740,776) †		127.8	376,643,381
Other Assets and Liabilities, Net (b)		(27.8)	(82,030,233)

Net Assets		100.0	294,613,148

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2013.

***	These securities are shown at their current rate as of April 30, 2013.
****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $373,333,507.  At April 30, 2013, net unrealized appreciation for all securities based on tax cost was $3,309,874.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,889,366 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,579,492.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, included in other assets and liabilities, net are pending sales that are also on loan. The value of securities loaned at April 30, 2013 amounted to $12,422,316 which is 4.2% of net assets.

(c)	When-issued or delayed delivery security included.
(d)	At April 30, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	At April 30, 2013, this security has been pledged, in whole or in part, as collateral for open interest rate swap contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended April 30, 2013 is as follows:

Affiliate	Value ($) at 2/28/2013	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 4/30/2013
DWS Variable NAV Money Fund	—	2,000,000	—	—	—	—	2,000,000
Central Cash Management Fund	23,953,952	82,122,065	80,324,978	—	—	—	25,751,039
	23,953,952	84,122,065	80,324,978	—	—	—	27,751,039

(g) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
CLO: Collateralized Loan Obligation
INS: Insured
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

PIK: Denotes that all or a portion of the income is paid-in-kind in the form of additional principal.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At April 30, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Japanese Government Bond	JPY	6/11/2013	2	2,965,174	(1,065)
Federal Republic of Germany Euro-Bund	EUR	6/6/2013	20	3,860,772	11,289
Ultra Long U.S. Treasury Bond	USD	6/19/2013	20	3,286,875	(15,665)
United Kingdom Long Gilt Bond	GBP	6/26/2013	20	3,728,350	8,042
Total net unrealized appreciation					2,601

At April 30, 2013, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year U.S. Treasury Note	USD	6/19/2013	118	15,736,406	(16,524)

At April 30, 2013, open written options contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (h)

Call Options
Receive Fixed - 1.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	11,800,000	3/15/2016	57,672	(90,630)
Receive Fixed - 2.385% - Pay Floating - LIBOR	3/31/2014 3/31/2044	5,900,000	3/27/2014	80,535	(102,744)
Receive Fixed - 2.423% - Pay Floating - LIBOR	3/20/2014 3/20/2044	5,900,000	3/18/2014	84,960	(114,615)

Total Call Options				223,167	(307,989)
Put Options
Pay Fixed - 5.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	11,800,000	3/15/2016	112,248	(52,604)

Total				335,415	(360,593)

(h)	Unrealized depreciation on written options on interest rate swap contracts at April 30, 2013 was $25,178.

At April 30, 2013, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (i)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (j)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

9/20/2012 12/20/2017	85,000	1	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	11,592	5,831	5,761

(i)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(j)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At April 30, 2013, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

5/1/2014 5/1/2019	8,000,0002	Floating — LIBOR	Fixed — 1.233%	5,063	5,063	0
5/1/2014 5/1/2024	22,000,0003	Fixed — 2.156%	Floating — LIBOR	(3,785)	(3,785)	0
5/1/2014 5/1/2034	8,000,0004	Fixed — 2.791%	Floating — LIBOR	(19,700)	(19,700)	0
5/1/2014 5/1/2044	2,000,0003	Fixed — 2.922%	Floating — LIBOR	(3,000)	(3,000)	0
Total unrealized appreciation					0

Counterparties:
1	UBS AG
2	Citigroup, Inc.
3	Barclays Bank PLC
4	JPMorgan Chase Securities, Inc.
LIBOR: London Interbank Offered Rate

As of April 30, 2013, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	2,927,900	GBP	1,900,000	5/9/2013	23,276	JPMorgan Chase Securities, Inc.
USD	1,439,174	EUR	1,100,000	5/10/2013	9,567	JPMorgan Chase Securities, Inc.
USD	780,048	CLP	370,000,000	5/13/2013	4,083	JPMorgan Chase Securities, Inc.
USD	2,362,088	MXN	29,200,000	5/13/2013	40,049	Barclays Bank PLC
USD	2,303,640	NZD	2,700,000	5/20/2013	7,206	Barclays Bank PLC
JPY	210,000,000	USD	2,250,949	5/21/2013	96,546	Nomura International PLC
JPY	70,000,000	USD	755,801	5/21/2013	37,667	JPMorgan Chase Securities, Inc.
SEK	11,558,650	NOK	10,300,000	5/21/2013	2,103	Bank of America
SEK	7,729,684	NOK	6,900,000	5/21/2013	3,489	Nomura International PLC
JPY	70,000,000	USD	734,136	6/19/2013	15,893	UBS AG
JPY	70,000,000	USD	738,515	6/19/2013	20,273	Barclays Bank PLC
USD	1,412,452	JPY	140,000,000	6/19/2013	24,033	Nomura International PLC
USD	2,236,315	MXN	27,450,000	6/24/2013	14,137	JPMorgan Chase Securities, Inc.
USD	3,092,392	GBP	2,000,000	6/24/2013	13,232	Nomura International PLC
AUD	1,400,000	USD	1,458,580	7/5/2013	14,287	Nomura International PLC
USD	3,025,971	JPY	300,000,000	7/16/2013	52,727	Nomura International PLC
Total unrealized appreciation					378,568

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

GBP	1,900,000	USD	2,904,275	5/9/2013	(46,901)	Nomura International PLC
EUR	1,100,000	USD	1,431,947	5/10/2013	(16,794)	Nomura International PLC
MXN	9,600,000	USD	765,341	5/13/2013	(24,403)	Barclays Bank PLC
MXN	19,600,000	USD	1,581,277	5/13/2013	(31,117)	JPMorgan Chase Securities, Inc.
CLP	370,000,000	USD	779,472	5/13/2013	(4,658)	JPMorgan Chase Securities, Inc.
EUR	389,200	USD	508,350	5/15/2013	(4,247)	Citigroup, Inc.
NZD	1,800,000	USD	1,523,214	5/20/2013	(17,350)	Bank of America
NZD	900,000	USD	760,005	5/20/2013	(10,277)	UBS AG
USD	2,286,560	JPY	210,000,000	5/21/2013	(132,158)	JPMorgan Chase Securities, Inc.
USD	732,769	JPY	70,000,000	5/21/2013	(14,635)	Nomura International PLC
CHF	2,818,760	EUR	2,300,000	5/28/2013	(2,855)	JPMorgan Chase Securities, Inc.
EUR	1,700,000	USD	2,239,199	6/3/2013	(104)	Nomura International PLC
GBP	2,000,000	USD	3,015,778	6/24/2013	(89,846)	JPMorgan Chase Securities, Inc.
MXN	9,150,000	USD	747,164	6/24/2013	(2,987)	UBS AG
USD	1,464,750	AUD	1,400,000	7/5/2013	(20,457)	Barclays Bank PLC
JPY	150,000,000	USD	1,512,879	7/16/2013	(26,470)	Nomura International PLC
JPY	150,000,000	USD	1,534,767	7/16/2013	(4,582)	Bank of America
JPY	258,232,579	USD	2,599,943	7/31/2013	(50,371)	Nomura International PLC
JPY	70,000,000	USD	716,679	8/1/2013	(1,757)	Nomura International PLC
Total unrealized depreciation					(501,969)

Currency Abbreviations

AUD	Australian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
CLP	Chilean Peso	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	TRY	Turkish Lira
JPY	Japanese Yen	USD	United States Dollar
MXN	Mexican Peso

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2013 in valuing the Fund's investments.

Level 1	Level 2	Level 3	Total

Assets
Fixed Income Investments(k)
Corporate Bonds	$—	$116,156,228	—	$116,156,228
Mortgage-Backed Securities Pass-Throughs	—	94,385,217	—	94,385,217
Asset-Backed	—	3,187,835	—	3,187,835
Commercial Mortgage-Backed Securities	—	14,152,178	—	14,152,178
Collateralized Mortgage Obligations	—	26,385,709	—	26,385,709
Government & Agency Obligations	—	68,288,609	—	68,288,609
Loan Participations and Assignments	—	4,836,188	—	4,836,188
Municipal Bonds and Notes	—	8,088,687	—	8,088,687
Preferred Stock	—	29,607	—	29,607
Short-Term Investments(k)	41,096,842	—	—	41,096,842
Derivatives(l)
Futures Contracts	19,331	—	—	19,331
Purchased Options	36,281			36,281
Credit Default Swap Contracts	—	5,761	—	5,761
Interest Rate Swap Contracts	—	0	—	0
Forward Foreign Currency Exchange Contracts	—	378,568	—	378,568
Total	$41,152,454	$335,894,587	—	$377,047,041
Liabilities
Derivatives(l)
Written Options	—	(360,593)	—	(360,593)
Futures Contracts	(33,254)	—	—	(33,254)
Forward Foreign Currency Exchange Contracts	—	(501,969)	—	(501,969)
Total	$(33,254)	$(862,562)	—	$(895,816)

There have been no transfers between fair value measurement levels during the period ended April 30, 2013.
(k)	See Investment Portfolio for additional detailed categorizations.
(l)
Derivatives include value of purchased options, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts,  forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of April 30, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$5,761	$—	$—
Foreign Exchange Contracts	$—	$—	$(123,401)	$—
Interest Rate Contracts	$(13,923)	$0	$—	$(997)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Plus Income Fund, a series of DWS Portfolio Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 21, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 21, 2013